AXS 2X Innovation ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$70,015,295
TOTAL NET ASSETS — 100.0%	$70,015,295

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cowen	ARK Innovation ETF	Receive	5.82% (OBRF01* + 50bps)	At Maturity	5/3/2024	$69,840,446	$-	$22,056,499
Clear Street	ARK Innovation ETF	Receive	5.87% (OBRF01* + 55bps)	At Maturity	6/7/2024	32,867,500	-	16,590,260
TOTAL EQUITY SWAP CONTRACTS								$38,646,759

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of December 31, 2023.